Hull Tactical US ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUND — 75.5%
SPDR S&P 500 ETF Trust‡	49,317	$18,758,214

Total Exchange-Traded Fund
(Cost $16,078,617)		18,758,214

Total Investments - 75.5%
(Cost $16,078,617)		$18,758,214

Description	Contracts	Fair Value

PURCHASED OPTION (A) — 0.0%

Total - 0.0%
(Cost $25,824)	20	$3,680

WRITTEN OPTION (A) — (0.3)%

Total - (0.3)%
(Premiums $57,013)	(23)	$(77,763)

A list of the exchange traded option contracts held by the Fund at February 28, 2021, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 0.0%

Call Options
March 21 Puts on SPX	20	$6,461,560	$4,090 .00	03/19/21	$3,680

TOTAL PURCHASED OPTION
(Cost $25,824)		$6,461,560			$3,680

WRITTEN OPTION — (0.3)%

Put Options
March 21 Puts on SPX	(23)	$(7,430,794)	$3,600.00	03/19/21	$(77,763)

TOTAL WRITTEN OPTION
(Premiums Received $57)		$(7,430,794)			$(77,763)

A list of the open futures contracts held by the Fund at February 28, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Depreciation
S&P 500 Index E-MINI	21	Mar-2021	$4,000,844	$3,999,660	$(1,184)

Percentages are based on Net Assets of $24,852,897.

(A) Refer to table below for details on Options Contracts.

ETF — Exchange-Traded Fund
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipts
SPX— Standard & Poor’s 500 Index

‡The Fund’s investment in the SPDR S&P 500 ETF Trust represents greater than 25% of the Fund’s total investments. The SPDR S&P 500 ETF Trust seeks to track as closely as possible, before fees and expenses, the total return of the S&P 500® Index. For further financial information, available upon request at no charge, on the SPDR S&P 500 ETF Trust, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of February 28, 2021, all of the Fund's investments and other financial instruments were considered Level 1, in accordance with the authoritative guidance under U.S. generally accepted accounting principles.

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual and semi-annual financial statements.

HTU-QH-001-1200